Fair Value Measurement (Restated) (Details) - Schedule of Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Convertible Notes and Envoy Bridge Note (Related Party) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning	$ 41,413	$ 45,270	$ 33,845
Issuances	1,964	1,964	2,048
Capital contribution		(14,678)
Conversion	(38,475)
Change in fair value	(4,902)	8,857	9,377
Balance Ending		41,413	45,270
Warrant Liability (Related Party) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning	231	231	127
Issuances
Capital contribution
Conversion	(231)
Change in fair value			104
Balance Ending		231	231
FPA Put Option Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning
Issuances	34
Capital contribution
Conversion
Change in fair value
Balance Ending	34
Forward Purchase Agreement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance Beginning
Issuances	846
Capital contribution
Conversion
Change in fair value
Balance Ending	$ 846